INVESTMENT SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES

Note 5 - Investment Securities

The amortized cost and fair value of securities as of June 30, 2014 and December 31, 2013 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of June 30, 2014:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$302,091	$3,275	$(5,200)	$300,166
Obligations of states and political subdivisions	138,920	8,223	(454)	146,689
All other	10	42	-	52
Total investment securities	$441,021	$11,540	$(5,654)	$446,907
As of December 31, 2013:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$326,272	$2,927	$ (7,496)	$321,703
Obligations of states and political subdivisions	130,813	5,338	(1,400)	134,751
All other	23	48	-	71
Total investment securities	$457,108	$8,313	$(8,896)	$456,525

There were no securities classified as trading or held-to-maturity as of June 30, 2014 or December 31, 2013.

The following table summarizes contractual maturities of debt securities available-for-sale as of June 30, 2014 (in thousands):

	Amortized Cost	Fair Value
Amounts maturing in:
One year or less	$2,588	$2,636
After one year through five years	16,369	17,307
After five years through ten years	64,140	68,666
After ten years*	357,914	358,256
Total debt securities	$441,011	$446,865
Equity securities	10	42
Total securities	$441,021	$446,907

Sales and gains (losses) on sale of available-for-sale securities for the six months ended June 30, 2014 and 2013 are presented as follows (in thousands):

	Gross Sales	Gross Gains	Gross Losses	Net Gains
2014	$22,845	$1,385	$ (94)	$1,291

2013	$29,317	$303	$ -	$ 303

The following table presents information on securities with gross unrealized losses as of June 30, 2014, aggregated by investment category and the length of time that the individual securities have been in a continuous loss position (in thousands):

	Less Than 12 Months		Over 12 Months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale:
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$(399)	$49,842	$(4,801)	$127,176	$ (5,200)	$177,018
Obligations of states and political subdivisions	(30)	4,436	(424)	12,651	(454)	17.087
Other debt securities	-	-	-	-	-	-
Total securities with unrealized losses	$(429)	$54,278	$(5,225)	$139,827	$(5,654)	$194,105

In reviewing the investment portfolio for other-than-temporary impairment of individual securities, consideration is given but not limited to (1) the length of time in which fair value has been less than cost and the extent of the unrealized loss, (2) the financial condition of the issuer, and (3) the positive intent and ability of the Company to maintain its investment in the issuer for a time that would provide for any anticipated recovery in the fair value.

As of June 30, 2014, the Company had 88 debt securities with unrealized losses, with 65 of those securities having been in an unrealized loss position for greater than 12 months. The Company did not intend to sell any such securities in unrealized loss position and it was more likely than not that the Company would not be required to sell the securities prior to recovery of costs. Aggregate unrealized losses totaled 1.28% of amortized cost of the total portfolio. All bonds in an unrealized loss position as of June 30, 2014 were less than 10% of book value on an individual basis and averaged less than 3%. Securities in an unrealized loss position as of June 30, 2014 have been evaluated for other-than-temporary impairment. In analyzing reasons for the unrealized losses, management considers various factors including, but not limited to, whether the securities are issued by the federal government or its agencies, whether downgrades of bond ratings have occurred, and also reviews any applicable industry analysts' reports. With respect to unrealized losses on municipal and agency and the analysis performed relating to the securities, management believes that declines in market value due entirely to market factors primarily due to the fluctuations in the market yield curve between the time of purchase and as of the current period end and concluded there were no other-than-temporary losses as of June 30, 2014. Thus, no other-than-temporary impairment has been recognized in earnings for the six months ended June 30, 2014.

The Company held no derivative transactions as of June 30, 2014 or December 31, 2013.

NOTE 3 - INVESTMENT SECURITIES

The following tables reflect amortized cost, unrealized gains, unrealized losses and fair value of available-for-sale investment securities for the dates presented (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2013:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$326,272	$ 2,927	$(7,496)	$321,703
Obligations of states and political subdivisions	130,813	5,338	(1,400)	134,751
All other	23	48	-	71
Total investment securities	$457,108	$8,313	$(8,896)	$456,525
As of December 31, 2012:
U.S. Treasury securities and obligations of U.S. government agencies and corporations	$339,407	$ 7,265	$ (220)	$346,452
Obligations of states and political subdivisions	108,252	10,935	(44)	119,143
All other	2,085	46	(1,307)	824
Total investment securities	$449,744	$18,246	$(1,571)	$466,419

There were no securities categorized as trading or held-to-maturity as of December 31, 2013 or 2012.  At December 31, 2013 and 2012, investment securities were pledged to secure government, public and trust deposits as follows (in thousands):

	Amortized Cost	Fair Value
2013	$205,374	$205,900
2012	$197,326	$204,467

The following table summarizes contractual maturities of available-for-sale securities as of December 31, 2013 (in thousands):

	Amortized Cost	Fair Value
Amounts maturing in:
One year or less	$ 2,731	$ 2,784
After one year through five years	13,904	14,873
After five years through ten years	60,480	61,811
After ten years*	379,970	376,986
Total debt securities	457,085	456,454
Equity securities	23	71
Total securities	$ 457,108	$ 456,525
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* Of the $380 million (amortized cost) in this category, $317 million (amortized cost) consisted of mortgage-backed securities ("MBS") and collateralized mortgage obligations ("CMO"), which are presented based on contractual maturities. However, the remaining lives of such securities are expected to be much shorter due to anticipated payments.

Sales and realized gains on sales of available-for-sale securities for the years ended December 31, 2013, 2012 and 2011 are presented as follows (in thousands):

	Gross Sales	Gross Gains	Gross Losses	Net Gains
2013	$ 41,861	$ 1,489*	($ 233)	$ 1,256
2012	$ 34,615	$ 680	$ -	$ 680
2011	$ 38,523	$ 943	$ -	$ 943
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* Gross gains for 2013 also include approximately $12,000 in gains on called debt securities.

The following table presents information on available-for-sale securities with gross unrealized losses at December 31, 2013, aggregated by investment category and the length of time that the individual securities have been in a continuous loss position (in thousands):

	Less Than 12 Months		Over 12 Months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
U.S. Treasury securities and obligations of U.S. Government agencies and corporations	$(5,464)	$167,616	$(2,032)	$33,863	$(7,496)	$201,479
Obligations of states and political subdivisions	(1,336)	29,953	(64)	561	(1,400)	30,514
Total securities with unrealized losses	$(6,800)	$197,569	$(2,096)	$34,424	$(8,896)	$231,993

In reviewing the investment portfolio for other-than-temporary impairment of individual securities, consideration is given but not limited to (1) the length of time in which fair value has been less than cost and the extent of the unrealized loss, (2) the financial condition of the issuer, and (3) the positive intent and ability of the Company to maintain its investment in the issuer for a time that would provide for any anticipated recovery in the fair value.

As of December 31, 2013, the Company had 140 debt securities with unrealized losses.  The Company did not intend to sell any such securities in an unrealized loss position and it was more likely than not that the Company would not be required to sell the debt securities prior to recovery of costs.  Of the 140 debt securities, 98 are obligations of state and political subdivisions and 42 are U.S. government agency collateralized mortgage obligations (CMOs) or mortgage-backed securities (MBS).  The securities in an unrealized loss position as of December 31, 2013, were evaluated for other-than-temporary impairment.  In analyzing reasons for the unrealized losses, management reviews any applicable industry analysts' reports and considers various factors including, but not limited to, whether the securities are issued by the federal government or its agencies, and whether downgrades of bond ratings have occurred.  With respect to unrealized losses on municipal and agency securities and the analysis performed relating to the securities, management believes that declines in market value were not other-than-temporary at December 31, 2013.  The unrealized losses on the agency and municipal securities have not been recognized for other-than-temporary impairment.

The Company's equity securities consist primarily of Fannie Mae and Freddie Mac perpetual preferred stock. No impairment charges were recognized on these securities in 2013, 2012 or 2011.

GAAP includes accounting and reporting standards for derivative financial instruments, including certain derivative instruments embedded in other contracts and for hedging activities. These standards require that derivatives be reported either as assets or liabilities on the Consolidated Balance Sheets and be reflected at fair value. The accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative and the resulting designation.